One Commerce Square
                                           Philadelphia, PA 19103


Delaware Group of Funds
                                                     DELAWARE
                                                     GROUP
                                                     ________


                                             1933 Act Rule 497(j)
                                                 File No. 2-70164
                                       1940 Act File No. 811-3120


July 1, 1997




Filed via EDGAR (CIK #0000320572)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 2-70164
     DELAWARE GROUP TAX-FREE MONEY FUND, INC.



Dear Commission:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 22, the most recent post-effective amendment of Delaware Group Tax-Free Money Fund, Inc. Post-Effective Amendment No. 22 was filed electronically with the Commission on June 30, 1997 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ Meghan M. Mahon

Meghan M. Mahon
Assistant Vice President/
Assistant Secretary